UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Small Cap Value and Inflection Fund
Class A / COVAX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.20% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value and Inflection Fund | Class A

|

SSR230_01_(10/25)

Columbia Small Cap Value and Inflection Fund
Institutional Class / NSVAX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.95% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value and Inflection Fund | Institutional Class

|

SSR230_08_(10/25)

Columbia Small Cap Value and Inflection Fund
Institutional 2 Class / CRRRX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value and Inflection Fund | Institutional 2 Class

|

SSR230_15_(10/25)

Columbia Small Cap Value and Inflection Fund
Institutional 3 Class / CRRYX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.76% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value and Inflection Fund | Institutional 3 Class

|

SSR230_17_(10/25)

Columbia Small Cap Value and Inflection Fund
Class R / CCTRX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 75	1.45% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value and Inflection Fund | Class R

|

SSR230_12_(10/25)

Columbia Small Cap Value and Inflection Fund
Class S / NSVBX
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 49	0.95% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 885,655,087
Total number of portfolio holdings	108
Portfolio turnover for the reporting period	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Cushman & Wakefield PLC	2.0%
Essent Group Ltd.	1.8%
PotlatchDeltic Corp.	1.6%
Newmark Group, Inc., Class A	1.6%
Commercial Metals Co.	1.6%
Macerich Co. (The)	1.6%
Fulton Financial Corp.	1.6%
BankUnited, Inc.	1.5%
Resideo Technologies, Inc.	1.5%
Rush Enterprises, Inc., Class A	1.5%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Small Cap Value and Inflection Fund | Class S

|

SSR230_16_(10/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Value and Inflection Fund
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value and Inflection Fund | 2025

Portfolio of Investments
August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 2.0%
Media 0.7%
DoubleVerify Holdings, Inc.(a)	375,570	6,110,524
Wireless Telecommunication Services 1.3%
Telephone and Data Systems, Inc.	293,360	11,760,802
Total Communication Services		17,871,326
Consumer Discretionary 10.6%
Automobile Components 3.9%
Gentherm, Inc.(a)	110,120	4,049,112
Modine Manufacturing Co.(a)	59,360	8,080,677
Patrick Industries, Inc.	116,133	12,989,476
Visteon Corp.	74,025	9,176,139
Total		34,295,404
Broadline Retail 0.7%
Savers Value Village, Inc.(a)	489,070	5,912,856
Diversified Consumer Services 2.2%
Laureate Education, Inc., Class A(a)	358,622	9,854,933
Perdoceo Education Corp.	285,458	9,345,895
Total		19,200,828
Household Durables 2.2%
Cavco Industries, Inc.(a)	12,470	6,615,210
Taylor Morrison Home Corp., Class A(a)	191,903	12,928,505
Total		19,543,715
Specialty Retail 0.7%
Urban Outfitters, Inc.(a)	97,860	6,564,449
Textiles, Apparel & Luxury Goods 0.9%
Kontoor Brands, Inc.	102,835	7,944,004
Total Consumer Discretionary		93,461,256
Consumer Staples 2.2%
Consumer Staples Distribution & Retail 0.6%
PriceSmart, Inc.	52,520	5,633,295
Food Products 1.1%
Dole PLC	391,170	5,758,023
TreeHouse Foods, Inc.(a)	204,130	3,743,744
Total		9,501,767
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	121,037	3,997,852
Total Consumer Staples		19,132,914
Energy 5.5%
Energy Equipment & Services 1.1%
Tidewater, Inc.(a)	153,030	9,212,406
Oil, Gas & Consumable Fuels 4.4%
CNX Resources Corp.(a)	356,520	10,410,384
Gulfport Energy Corp.(a)	62,594	10,893,234
Navigator Holdings Ltd.	270,401	4,350,752
Teekay Tankers Ltd., Class A	149,400	7,345,998
World Kinect Corp.	230,180	6,171,126
Total		39,171,494
Total Energy		48,383,900
Financials 19.4%
Banks 7.3%
Bank of NT Butterfield & Son Ltd. (The)	186,990	8,436,989
BankUnited, Inc.	343,878	13,476,579
Columbia Banking System, Inc.	353,110	9,452,755
Fulton Financial Corp.	702,513	13,811,405
Origin Bancorp, Inc.	116,030	4,512,407
Popular, Inc.	32,991	4,144,989
WaFd, Inc.	351,345	11,049,800
Total		64,884,924
Capital Markets 1.8%
Lazard, Inc.	115,387	6,595,521
StoneX Group, Inc.(a)	89,005	9,093,641
Total		15,689,162
Consumer Finance 1.3%
FirstCash Holdings, Inc.	76,510	11,267,628
Financial Services 6.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	145,880	6,729,444
Essent Group Ltd.	248,573	15,595,470
EVERTEC, Inc.	238,780	8,519,670
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PennyMac Financial Services, Inc.	97,606	10,746,421
Radian Group, Inc.	367,441	12,816,342
Total		54,407,347
Insurance 2.2%
Assured Guaranty Ltd.	136,469	11,217,752
Horace Mann Educators Corp.	182,410	8,387,212
Total		19,604,964
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Dynex Capital, Inc.	499,260	6,300,661
Total Financials		172,154,686
Health Care 10.4%
Biotechnology 1.6%
Amicus Therapeutics, Inc.(a)	409,640	3,109,167
Cytokinetics, Inc.(a)	157,900	5,578,607
MiMedx Group, Inc.(a)	473,250	3,360,075
Soleno Therapeutics, Inc.(a)	30,680	2,076,116
Total		14,123,965
Health Care Equipment & Supplies 2.7%
ICU Medical, Inc.(a)	93,720	11,964,295
LivaNova PLC(a)	218,280	12,304,444
Total		24,268,739
Health Care Providers & Services 2.0%
AdaptHealth Corp.(a)	542,790	5,151,077
Ardent Health, Inc.(a)	525,860	6,673,163
Pediatrix Medical Group, Inc.(a)	325,710	5,605,469
Total		17,429,709
Health Care Technology 0.5%
Teladoc Health, Inc.(a)	621,920	4,807,442
Life Sciences Tools & Services 0.5%
Adaptive Biotechnologies Corp.(a)	304,540	4,013,837
Pharmaceuticals 3.1%
Amneal Pharmaceuticals, Inc.(a)	1,171,334	11,197,953
ANI Pharmaceuticals, Inc.(a)	71,360	6,672,160
Perrigo Co. PLC	423,550	10,055,077
Total		27,925,190
Total Health Care		92,568,882
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.8%
Aerospace & Defense 0.9%
Moog, Inc., Class A	41,791	8,184,767
Building Products 2.9%
Griffon Corp.	156,454	11,915,537
Resideo Technologies, Inc.(a)	390,176	13,285,493
Total		25,201,030
Commercial Services & Supplies 1.3%
Healthcare Services Group, Inc.(a)	258,500	4,035,185
HNI Corp.	172,523	7,753,184
Total		11,788,369
Construction & Engineering 0.6%
Dycom Industries, Inc.(a)	21,055	5,315,756
Electrical Equipment 1.3%
Shoals Technologies Group, Inc., Class A(a)	579,310	3,771,308
Sunrun, Inc.(a)	462,040	7,378,779
Total		11,150,087
Ground Transportation 1.9%
ArcBest Corp.	99,106	7,310,058
Ryder System, Inc.	51,680	9,691,034
Total		17,001,092
Machinery 2.8%
Greenbrier Companies, Inc. (The)	107,540	5,014,590
Helios Technologies, Inc.	130,750	7,091,880
Worthington Enterprises, Inc.	184,980	12,171,684
Total		24,278,154
Marine Transportation 1.0%
Kirby Corp.(a)	94,012	9,137,966
Passenger Airlines 1.0%
Alaska Air Group, Inc.(a)	146,115	9,173,100
Professional Services 2.1%
Korn/Ferry International	170,800	12,663,112
Legalzoom.com, Inc.(a)	520,980	5,772,458
Total		18,435,570
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.0%
McGrath Rentcorp	71,480	8,684,105
MRC Global, Inc.(a)	338,880	5,110,311
Rush Enterprises, Inc., Class A	228,780	13,131,972
Total		26,926,388
Total Industrials		166,592,279
Information Technology 12.3%
Communications Equipment 1.4%
Digi International, Inc.(a)	139,590	4,846,565
Netscout Systems, Inc.(a)	305,340	7,599,912
Total		12,446,477
Electronic Equipment, Instruments & Components 5.4%
Crane NXT Co.	181,884	10,863,932
CTS Corp.	115,100	4,890,599
ePlus, Inc.	90,740	6,566,854
Littelfuse, Inc.	32,840	8,532,817
TTM Technologies, Inc.(a)	189,160	8,430,861
Vontier Corp.	190,144	8,159,079
Total		47,444,142
Semiconductors & Semiconductor Equipment 3.1%
Amkor Technology, Inc.	388,930	9,408,217
Diodes, Inc.(a)	173,410	9,439,573
Penguin Solutions, Inc.(a)	236,840	5,714,949
Ultra Clean Holdings, Inc.(a)	140,920	3,384,899
Total		27,947,638
Software 1.7%
Clear Secure, Inc., Class A	257,403	9,346,303
N-Able, Inc.(a)	660,770	5,325,806
Total		14,672,109
Technology Hardware, Storage & Peripherals 0.7%
Sandisk Corp.(a)	127,568	6,693,493
Total Information Technology		109,203,859
Materials 5.0%
Chemicals 2.1%
Cabot Corp.	112,427	9,169,546
Ecovyst, Inc.(a)	365,640	3,323,668
Scotts Miracle-Gro Co. (The), Class A	99,243	6,075,656
Total		18,568,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.3%
Greif, Inc., Class A	180,333	11,777,548
Metals & Mining 1.6%
Commercial Metals Co.	242,930	14,009,773
Total Materials		44,356,191
Real Estate 11.1%
Diversified REITs 0.6%
American Assets Trust, Inc.	224,267	4,687,180
Hotel & Resort REITs 0.5%
Xenia Hotels & Resorts, Inc.	328,400	4,640,292
Office REITs 1.0%
Cousins Properties, Inc.	298,901	8,814,590
Real Estate Management & Development 3.6%
Cushman & Wakefield PLC(a)	1,141,610	18,003,190
Newmark Group, Inc., Class A	769,922	14,020,279
Total		32,023,469
Retail REITs 2.5%
Macerich Co. (The)	751,772	13,832,605
NetSTREIT Corp.	453,030	8,285,919
Total		22,118,524
Specialized REITs 2.9%
Outfront Media, Inc.	623,810	11,652,771
PotlatchDeltic Corp.	336,890	14,159,487
Total		25,812,258
Total Real Estate		98,096,313
Utilities 2.6%
Electric Utilities 1.4%
Portland General Electric Co.	290,601	12,431,911
Gas Utilities 1.2%
National Fuel Gas Co.	60,490	5,246,903
UGI Corp.	167,730	5,810,167
Total		11,057,070
Total Utilities		23,488,981
Total Common Stocks (Cost $740,989,356)		885,310,587

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(b),(c)	586,756	586,580
Total Money Market Funds (Cost $586,578)		586,580
Total Investments in Securities (Cost: $741,575,934)		885,897,167
Other Assets & Liabilities, Net		(242,080)
Net Assets		885,655,087
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	6,664,460	114,954,540	(121,031,752)	(668)	586,580	(745)	107,462	586,756
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025 (Unaudited)
Fair value measurements   (continued)
potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	17,871,326	—	—	17,871,326
Consumer Discretionary	93,461,256	—	—	93,461,256
Consumer Staples	19,132,914	—	—	19,132,914
Energy	48,383,900	—	—	48,383,900
Financials	172,154,686	—	—	172,154,686
Health Care	92,568,882	—	—	92,568,882
Industrials	166,592,279	—	—	166,592,279
Information Technology	109,203,859	—	—	109,203,859
Materials	44,356,191	—	—	44,356,191
Real Estate	98,096,313	—	—	98,096,313
Utilities	23,488,981	—	—	23,488,981
Total Common Stocks	885,310,587	—	—	885,310,587
Money Market Funds	586,580	—	—	586,580
Total Investments in Securities	885,897,167	—	—	885,897,167
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $740,989,356)	$885,310,587
Affiliated issuers (cost $586,578)	586,580
Cash	911
Receivable for:
Investments sold	2,087,826
Capital shares sold	345,525
Dividends	1,304,225
Foreign tax reclaims	30,809
Expense reimbursement due from Investment Manager	3,631
Prepaid expenses	7,943
Other assets	1,454
Total assets	889,679,491
Liabilities
Payable for:
Investments purchased	1,991,081
Capital shares redeemed	1,642,979
Management services fees	20,710
Distribution and/or service fees	504
Transfer agent fees	106,299
Compensation of chief compliance officer	80
Compensation of board members	2,673
Other expenses	56,045
Deferred compensation of board members	204,033
Total liabilities	4,024,404
Net assets applicable to outstanding capital stock	$885,655,087
Represented by
Paid in capital	682,724,130
Total distributable earnings (loss)	202,930,957
Total - representing net assets applicable to outstanding capital stock	$885,655,087
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

Statement of Assets and Liabilities (continued)
August 31, 2025 (Unaudited)
Class A
Net assets	$68,681,193
Shares outstanding	4,889,089
Net asset value per share	$14.05
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.91
Institutional Class
Net assets	$216,703,323
Shares outstanding	14,879,869
Net asset value per share	$14.56
Institutional 2 Class
Net assets	$71,315,557
Shares outstanding	4,648,683
Net asset value per share	$15.34
Institutional 3 Class
Net assets	$426,209,535
Shares outstanding	27,597,307
Net asset value per share	$15.44
Class R
Net assets	$2,214,905
Shares outstanding	164,635
Net asset value per share	$13.45
Class S
Net assets	$100,530,574
Shares outstanding	6,903,073
Net asset value per share	$14.56
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Statement of Operations
Six Months Ended August 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,825,323
Dividends — affiliated issuers	107,462
Foreign taxes withheld	(16,514)
Total income	8,916,271
Expenses:
Management services fees	3,487,936
Distribution and/or service fees
Class A	80,015
Class R	4,665
Transfer agent fees
Class A	73,420
Institutional Class	224,857
Institutional 2 Class	16,171
Institutional 3 Class	13,642
Class R	2,141
Class S	105,931
Custodian fees	5,526
Printing and postage fees	50,428
Registration fees	52,385
Accounting services fees	16,480
Legal fees	12,487
Interest on interfund lending	395
Compensation of chief compliance officer	67
Compensation of board members	10,027
Deferred compensation of board members	9,657
Other	22,489
Total expenses	4,188,719
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(643,482)
Total net expenses	3,545,237
Net investment income	5,371,034
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	55,579,797
Investments — affiliated issuers	(745)
Net realized gain	55,579,052
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,457,933
Investments — affiliated issuers	(668)
Net change in unrealized appreciation (depreciation)	8,457,265
Net realized and unrealized gain	64,036,317
Net increase in net assets resulting from operations	$69,407,351
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
Operations
Net investment income	$5,371,034	$8,510,133
Net realized gain	55,579,052	192,506,490
Net change in unrealized appreciation (depreciation)	8,457,265	(94,574,935)
Net increase in net assets resulting from operations	69,407,351	106,441,688
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,804,389)	(19,074,111)
Advisor Class	—	(10,735,123)
Institutional Class	(8,441,936)	(63,806,890)
Institutional 2 Class	(2,719,963)	(34,063,326)
Institutional 3 Class	(16,377,733)	(114,664,494)
Class R	(86,653)	(480,112)
Class S	(3,968,522)	(14,554,392)
Total distributions to shareholders	(34,399,196)	(257,378,448)
Decrease in net assets from capital stock activity	(18,525,697)	(245,370,382)
Total increase (decrease) in net assets	16,482,458	(396,307,142)
Net assets at beginning of period	869,172,629	1,265,479,771
Net assets at end of period	$885,655,087	$869,172,629
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	August 31, 2025 (Unaudited)		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	534,172	6,753,930	979,711	14,966,504
Distributions reinvested	192,569	2,378,222	1,113,236	16,200,084
Shares redeemed	(962,530)	(12,252,818)	(1,612,594)	(24,985,147)
Net increase (decrease)	(235,789)	(3,120,666)	480,353	6,181,441
Advisor Class
Shares sold	—	—	900,353	15,257,524
Distributions reinvested	—	—	630,313	9,574,457
Shares redeemed	—	—	(8,659,342)	(154,282,586)
Net decrease	—	—	(7,128,676)	(129,450,605)
Class C
Shares redeemed	—	—	(96,863)	(1,246,607)
Net decrease	—	—	(96,863)	(1,246,607)
Institutional Class
Shares sold	2,087,429	27,596,290	8,333,711	140,095,545
Distributions reinvested	555,509	7,104,956	3,801,320	56,837,097
Shares redeemed	(2,147,360)	(28,596,263)	(15,673,477)	(250,762,706)
Net increase (decrease)	495,578	6,104,983	(3,538,446)	(53,830,064)
Institutional 2 Class
Shares sold	437,576	5,945,642	1,558,295	26,244,271
Distributions reinvested	201,907	2,719,685	2,195,981	34,060,405
Shares redeemed	(666,476)	(9,286,458)	(10,956,922)	(183,414,743)
Net decrease	(26,993)	(621,131)	(7,202,646)	(123,110,067)
Institutional 3 Class
Shares sold	2,197,267	30,515,826	6,255,625	104,028,497
Distributions reinvested	1,113,837	15,103,634	6,569,873	103,912,982
Shares redeemed	(4,641,186)	(65,739,062)	(15,614,195)	(264,971,032)
Net decrease	(1,330,082)	(20,119,602)	(2,788,697)	(57,029,553)
Class R
Shares sold	23,197	283,742	39,141	579,970
Distributions reinvested	7,325	86,653	34,295	480,112
Shares redeemed	(7,317)	(88,207)	(75,508)	(1,146,123)
Net increase (decrease)	23,205	282,188	(2,072)	(86,041)
Class S
Shares sold	368,214	4,807,867	8,035,299	129,613,294
Distributions reinvested	310,283	3,968,522	944,886	14,551,248
Shares redeemed	(744,523)	(9,827,858)	(2,011,086)	(30,963,428)
Net increase (decrease)	(66,026)	(1,051,469)	6,969,099	113,201,114
Total net decrease	(1,140,107)	(18,525,697)	(13,307,948)	(245,370,382)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

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Columbia Small Cap Value and Inflection Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2025 (Unaudited)	$13.58	0.06	0.99	1.05	—	(0.58)	(0.58)
Year Ended 2/28/2025	$16.35	0.07	1.34	1.41	(0.28)	(3.90)	(4.18)
Year Ended 2/29/2024	$16.49	0.12	0.86	0.98	(0.23)	(0.89)	(1.12)
Year Ended 2/28/2023	$18.48	0.09	(1.09)	(1.00)	(0.06)	(0.93)	(0.99)
Year Ended 2/28/2022	$18.85	(0.02)	2.33	2.31	(0.03)	(2.65)	(2.68)
Year Ended 2/28/2021	$12.89	0.03	6.04	6.07	(0.05)	(0.06)	(0.11)
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$14.04	0.08	1.02	1.10	—	(0.58)	(0.58)
Year Ended 2/28/2025	$16.77	0.12	1.38	1.50	(0.33)	(3.90)	(4.23)
Year Ended 2/29/2024	$16.88	0.16	0.89	1.05	(0.27)	(0.89)	(1.16)
Year Ended 2/28/2023	$18.90	0.13	(1.13)	(1.00)	(0.09)	(0.93)	(1.02)
Year Ended 2/28/2022	$19.21	0.04	2.38	2.42	(0.08)	(2.65)	(2.73)
Year Ended 2/28/2021	$13.12	0.07	6.16	6.23	(0.08)	(0.06)	(0.14)
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$14.74	0.10	1.08	1.18	—	(0.58)	(0.58)
Year Ended 2/28/2025	$17.42	0.15	1.42	1.57	(0.35)	(3.90)	(4.25)
Year Ended 2/29/2024	$17.49	0.19	0.93	1.12	(0.30)	(0.89)	(1.19)
Year Ended 2/28/2023	$19.53	0.16	(1.16)	(1.00)	(0.11)	(0.93)	(1.04)
Year Ended 2/28/2022	$19.77	0.06	2.45	2.51	(0.10)	(2.65)	(2.75)
Year Ended 2/28/2021	$13.48	0.09	6.35	6.44	(0.09)	(0.06)	(0.15)
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$14.83	0.10	1.09	1.19	—	(0.58)	(0.58)
Year Ended 2/28/2025	$17.50	0.15	1.44	1.59	(0.36)	(3.90)	(4.26)
Year Ended 2/29/2024	$17.57	0.20	0.93	1.13	(0.31)	(0.89)	(1.20)
Year Ended 2/28/2023	$19.61	0.17	(1.16)	(0.99)	(0.12)	(0.93)	(1.05)
Year Ended 2/28/2022	$19.84	0.08	2.45	2.53	(0.11)	(2.65)	(2.76)
Year Ended 2/28/2021	$13.53	0.09	6.38	6.47	(0.10)	(0.06)	(0.16)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2025 (Unaudited)	$14.05	8.32%	1.37% (c)	1.20% (c)	0.97%	65%	$68,681
Year Ended 2/28/2025	$13.58	8.67%	1.36% (c),(d)	1.22% (c),(d),(e)	0.45%	70%	$69,580
Year Ended 2/29/2024	$16.35	6.58%	1.35% (c)	1.25% (c),(e)	0.77%	88%	$75,925
Year Ended 2/28/2023	$16.49	(4.97% )	1.33%	1.27% (e)	0.53%	67%	$84,580
Year Ended 2/28/2022	$18.48	11.94%	1.34%	1.28% (e)	(0.08% )	50%	$91,223
Year Ended 2/28/2021	$18.85	47.45%	1.37%	1.29% (e)	0.27%	55%	$69,591
Institutional Class
Six Months Ended 8/31/2025 (Unaudited)	$14.56	8.41%	1.12% (c)	0.95% (c)	1.22%	65%	$216,703
Year Ended 2/28/2025	$14.04	8.95%	1.11% (c),(d)	0.97% (c),(d),(e)	0.73%	70%	$201,901
Year Ended 2/29/2024	$16.77	6.87%	1.10% (c)	1.00% (c),(e)	1.01%	88%	$300,567
Year Ended 2/28/2023	$16.88	(4.81% )	1.08%	1.02% (e)	0.76%	67%	$376,007
Year Ended 2/28/2022	$18.90	12.27%	1.09%	1.03% (e)	0.18%	50%	$425,250
Year Ended 2/28/2021	$19.21	47.85%	1.12%	1.04% (e)	0.51%	55%	$333,786
Institutional 2 Class
Six Months Ended 8/31/2025 (Unaudited)	$15.34	8.55%	0.94% (c)	0.80% (c)	1.37%	65%	$71,316
Year Ended 2/28/2025	$14.74	9.05%	0.94% (c),(d)	0.83% (c),(d)	0.91%	70%	$68,929
Year Ended 2/29/2024	$17.42	7.02%	0.93% (c)	0.86% (c)	1.16%	88%	$206,873
Year Ended 2/28/2023	$17.49	(4.64% )	0.92%	0.88%	0.92%	67%	$201,436
Year Ended 2/28/2022	$19.53	12.41%	0.91%	0.88%	0.30%	50%	$223,545
Year Ended 2/28/2021	$19.77	48.19%	0.94%	0.90%	0.62%	55%	$226,504
Institutional 3 Class
Six Months Ended 8/31/2025 (Unaudited)	$15.44	8.57%	0.90% (c)	0.76% (c)	1.42%	65%	$426,210
Year Ended 2/28/2025	$14.83	9.11%	0.89% (c),(d)	0.78% (c),(d)	0.90%	70%	$429,100
Year Ended 2/29/2024	$17.50	7.04%	0.88% (c)	0.81% (c)	1.21%	88%	$555,015
Year Ended 2/28/2023	$17.57	(4.58% )	0.87%	0.83%	0.99%	67%	$562,816
Year Ended 2/28/2022	$19.61	12.46%	0.86%	0.83%	0.37%	50%	$679,291
Year Ended 2/28/2021	$19.84	48.20%	0.89%	0.85%	0.67%	55%	$563,772
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 8/31/2025 (Unaudited)	$13.04	0.04	0.95	0.99	—	(0.58)	(0.58)
Year Ended 2/28/2025	$15.86	0.03	1.29	1.32	(0.24)	(3.90)	(4.14)
Year Ended 2/29/2024	$16.02	0.08	0.84	0.92	(0.19)	(0.89)	(1.08)
Year Ended 2/28/2023	$18.01	0.05	(1.09)	(1.04)	(0.02)	(0.93)	(0.95)
Year Ended 2/28/2022	$18.44	(0.07)	2.29	2.22	—	(2.65)	(2.65)
Year Ended 2/28/2021	$12.62	(0.00)	5.91	5.91	(0.03)	(0.06)	(0.09)
Class S
Six Months Ended 8/31/2025 (Unaudited)	$14.04	0.08	1.02	1.10	—	(0.58)	(0.58)
Year Ended 2/28/2025(f)	$16.02	0.03	0.11	0.14	(0.22)	(1.90)	(2.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value and Inflection Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 8/31/2025 (Unaudited)	$13.45	8.20%	1.63% (c)	1.45% (c)	0.72%	65%	$2,215
Year Ended 2/28/2025	$13.04	8.32%	1.61% (c),(d)	1.47% (c),(d),(e)	0.22%	70%	$1,845
Year Ended 2/29/2024	$15.86	6.36%	1.60% (c)	1.50% (c),(e)	0.50%	88%	$2,275
Year Ended 2/28/2023	$16.02	(5.32% )	1.57%	1.52% (e)	0.31%	67%	$2,661
Year Ended 2/28/2022	$18.01	11.73%	1.59%	1.53% (e)	(0.34% )	50%	$3,633
Year Ended 2/28/2021	$18.44	47.11%	1.62%	1.55% (e)	(0.00% )	55%	$5,399
Class S
Six Months Ended 8/31/2025 (Unaudited)	$14.56	8.41%	1.12% (c)	0.95% (c)	1.22%	65%	$100,531
Year Ended 2/28/2025 (f)	$14.04	(0.29% )	1.12% (c)	0.95% (c)	0.46%	70%	$97,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements
August 31, 2025 (Unaudited)
Note 1. Organization
Columbia Small Cap Value and Inflection Fund (formerly known as Columbia Small Cap Value Fund II) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Effective September 1, 2025, Columbia Small Cap Value Fund II was renamed Columbia Small Cap Value and Inflection Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2025 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
For the six months ended August 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.23
Institutional Class	0.23
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.23
Class S	0.23
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended August 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	11,874

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.

Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	1.20
Institutional Class	0.95
Institutional 2 Class	0.80
Institutional 3 Class	0.76
Class R	1.45
Class S	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
741,576,000	155,776,000	(11,455,000)	144,321,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $540,347,094 and $579,756,353, respectively, for the six months ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	483,333	4.90	6
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended August 31, 2025.

Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, one unaffiliated shareholder of record owned 28.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Small Cap Value and Inflection Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Small Cap Value and Inflection Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value and Inflection Fund (formerly, Columbia Small Cap Value Fund II) (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Small Cap Value and Inflection Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Small Cap Value and Inflection Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including vehicles subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value and Inflection Fund  | 2025

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Columbia Small Cap Value and Inflection Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR230_02_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025